TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 890	$ 1,862
Accruals	4,332	7,656
Indirect taxes	1,436	1,180
Other payables	300	95
Trade and other payables	$ 6,958	$ 10,793